INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets / (liabilities)
Deferred tax assets	$ 1,671,195	$ 1,264,222
Deferred tax liability	(506,291)	(343,586)
Deferred tax assets	1,671,195	1,264,222
Deferred taxes	(506,291)	(343,586)
Total Net Assets by deferred Tax	1,164,904	920,636	$ 1,733,956
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	1,515,532	1,254,526
Deferred tax liability		(334,554)
Deferred tax assets	(1,515,532)	(1,154,710)
Deferred taxes		(237,571)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	155,663	9,696
Deferred tax liability	(506,291)	(9,032)
Deferred tax assets	155,663	109,512
Deferred taxes	$ (506,291)	$ (106,015)